FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Cash and due from banks	$ 18,511	$ 20,391
Interest-bearing deposits in other banks	10,086	25,167
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	3,879
Securities available-for-sale	397,886	329,714
Securities held-to-maturity	22,263	28,595
Carrying Value Measurement [Member]
Financial assets
Cash and due from banks	18,511	20,391
Interest-bearing deposits in other banks	10,086	25,167
Federal funds sold	1,700	9,850
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	3,879
Securities available-for-sale	397,886	329,714
Securities held-to-maturity	21,985	27,839
Loans held for sale	354	327
Loans, net	644,118	598,171
Accrued interest receivable	4,337	4,183
Financial liabilities
Non-interest bearing deposits	204,358	179,823
Interest bearing deposits	815,597	777,514
Repurchase agreements	22,834	18,095
Accrued interest payable	613	663
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	18,511	20,391
Interest-bearing deposits in other banks	10,086	25,167
Federal funds sold	1,700	9,850
Federal Home Loan Bank and Federal Reserve Bank stock
Securities available-for-sale
Securities held-to-maturity
Loans held for sale	354	327
Loans, net
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits	204,358	179,823
Interest bearing deposits
Repurchase agreements
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit
Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve Bank stock	3,879	3,879
Securities available-for-sale	397,886	329,714
Securities held-to-maturity	22,263	28,595
Loans held for sale
Loans, net
Accrued interest receivable	4,337	4,183
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits	816,022	778,682
Repurchase agreements	22,834	18,095
Accrued interest payable	613	663
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit
Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve Bank stock
Securities available-for-sale
Securities held-to-maturity
Loans held for sale
Loans, net	650,770	607,113
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits
Repurchase agreements
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit and letters of credit